Northern Lights Fund Trust

Altegris Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Managed Futures Strategy Fundfiled pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 6, 2014, (SEC Accession No. 0000910472-14-004904).